Expense Example {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2010 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 647
3 years	799
5 years	959
10 years	1,423
Class M
Expense Example:
1 year	449
3 years	655
5 years	874
10 years	1,503
Class C
Expense Example:
1 year	253
3 years	472
5 years	810
10 years	1,762
Class I
Expense Example:
1 year	51
3 years	158
5 years	270
10 years	597
Class Z
Expense Example:
1 year	45
3 years	140
5 years	241
10 years	$ 533